Financial risk management and fair value estimates (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net monetary position (liability) /asset	$ (43,811)	$ (57,444)
Market Risk [Member] | Uruguayan Peso [Member]
Statement [Line Items]
Net monetary position (liability) /asset	0	228
Market Risk [Member] | Argentina country [Member]
Statement [Line Items]
Net monetary position (liability) /asset	$ (43,811)	$ (57,672)